Income Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Cumulative NOL	$ 844,956	$ 40,851
Net operating loss carry forwards	329,533	15,932
Valuation allowance	(329,533)	(15,932)
Deferred tax assets, net	$ 0	$ 0